Equipment and Notes Payable (Details) (USD $)	Dec. 31, 2013
Schedule of maturities of equipment notes payable
2014	$ 3,549,741
2015	2,668,240
2016	1,675,292
2017	608,524
2018	39,542
Future maturities of equipment notes payable, Total	8,541,339
SQN AIF IV, GP LLC [Member]
Schedule of maturities of equipment notes payable
2014	3,549,741
2015	2,668,240
2016	1,675,292
2017	608,524
2018	39,542
Future maturities of equipment notes payable, Total	$ 8,541,339